INVESTMENT PROPERTIES - Net straight-line rent receivable (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
INVESTMENT PROPERTIES
Net straight-line rent receivable	$ 27.2	$ 18.9